UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21634
______________________________________________

Access One Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, MD 20814
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

Item 1. Reports to Stockholders.

Access One Trust Access Flex High Yield Fund Access Flex Bear High Yield Fund

Semiannual Report
April 30, 2007

Table of Contents

i		Message from the Chairman

ii		Allocation of Portfolio Holdings & Composition

iii		Expense Examples

Schedule of Portfolio Investments

	1	Access Flex High Yield Fund
	2	Access Flex Bear High Yield Fund

3		Statements of Assets and Liabilities

4		Statements of Operations

5		Statements of Changes in Net Assets

6		Financial Highlights

9		Notes to Financial Statements

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of the Access Funds for the six-month period ending April 30, 2007.

Market Highlights

The U.S. high yield asset class continued to perform solidly during this period. In the six months ended April 30, 2007, the Bear Stearns High Yield Composite Index, a widely used measure of high yield market performance, returned 6.83%. Many market participants consider this asset class to be a hybrid of the equity and Treasury markets, and, as such, high-yield returns often fall in between the returns of these two classes. The most recent period was no exception. The equity market, as measured by the S&P 500 index, returned 8.60%, while the medium-term Treasury market, represented by five-year U.S. Treasury notes, returned 2.36%.

On the corporate front, default rates remained at or near their lowest levels since 1997. Corporate earnings continued to grow, providing a healthy backdrop for the high-yield market.

High-yield investors continue to monitor and evaluate two potential areas that may affect high yield markets: the recent weakness in the U.S. housing market, and high sub-prime mortgage default rates. Numerous lenders have gone bankrupt after writing loans to homeowners that are increasingly at risk of default.

Many market analysts, reading the key economic data disseminated throughout the period, seemed to think that the U.S. economy was on target for a “soft landing.” The Federal Reserve remained vigilant with regard to inflation, holding the Federal Funds rate at 5.25% throughout the period, in an effort to get its favorite inflation measure inside of its stated preferred range of 1-2%.

Access Funds

Whatever your convictions on the outlook for high yield bonds, you can act on them with Access Funds. If you believe high yield bonds will continue their strong performance record, consider the Access Flex High Yield Fund, which seeks to profit when the high yield market rises. Alternatively, the Access Flex Bear High Yield Fund seeks to perform the opposite of the high yield market, increasing in value when the high yield market falls.

Both Access Funds permit you to adjust your fund holdings when your outlook changes, without commonly imposed exchange restrictions and redemption fees. Keep in mind, though, that active investment strategies can reduce portfolio performance.

As always, we deeply appreciate your investment in the Access Funds and the confidence you have placed in us.

Sincerely,

Michael L. Sapir
Chairman

Investing in Access Flex High Yield Fund and Access Flex Bear High Yield Fund involves certain risks, including high yield, credit default swap, interest rate, inverse correlation, credit, liquidity, aggressive investment technique, counterparty, foreign investment, issuer, management, market, non-diversification, repurchase agreement, short sale and valuation risk. In addition, these funds permit active trading strategies that increase expenses. The prospectus should be read carefully before investing.

i

Allocation of Portfolio Holdings & Composition (unaudited)
April 30, 2007

Access Flex High Yield Fund

Investment Objective: The Access Flex High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

High Yield Market Exposure
% of
Investment Type	Net Assets

Swap Agreements	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments, cash equivalents or other non-high yield market investment securities.

Holdings

The Access Flex High Yield Fund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Industry Exposure
% of
Market Exposure

Consumer Cyclical	24%
Communications	16%
Industrial	14%
Consumer Non-Cyclical	13%
Basic Materials	9%
Energy	8%
Utilities	8%
Technology	5%
Financial	3%

Access Flex Bear High Yield Fund

Investment Objective: The Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market consistent with maintaining reasonable liquidity.

High Yield Market Exposure
% of
Investment Type	Net Assets

Swap Agreements	(99)%

Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments, cash equivalents or other non-high yield market investment securities.

Holdings

The Access Flex Bear High Yield Fund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Industry Exposure
% of
Market Exposure

Consumer Cyclical	(24)%
Communications	(16)%
Industrial	(14)%
Consumer Non-Cyclical	(13)%
Basic Materials	(9)%
Energy	(8)%
Utilities	(8)%
Technology	(5)%
Financial	(3)%

ii

ACCESS ONE TRUST

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at November 1, 2006 and held for the entire period from November 1, 2006 through April 30, 2007.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period”to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/06	4/30/07	11/1/06 - 4/30/07	11/1/06 - 4/30/07

Actual Expense
Access Flex High Yield Fund - Investor Class	$1,000.00	$1,052.50	$7.89	1.55%
Access Flex High Yield Fund - Service Class	1,000.00	1,047.20	12.94	2.55%
Access Flex High Yield Fund - Class A	1,000.00	1,051.10	9.15	1.80%
Access Flex Bear High Yield Fund - Investor Class	1,000.00	982.10	7.37	1.50%
Access Flex Bear High Yield Fund - Service Class	1,000.00	977.30	12.26	2.50%
Access Flex Bear High Yield Fund - Class A	1,000.00	981.30	8.60	1.75%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/06	4/30/07	11/1/06 - 4/30/07	11/1/06 - 4/30/07

Hypothetical Expense
Access Flex High Yield Fund - Investor Class	$1,000.00	$1,017.11	$7.75	1.55%
Access Flex High Yield Fund - Service Class	1,000.00	1,012.15	12.72	2.55%
Access Flex High Yield Fund - Class A	1,000.00	1,015.87	9.00	1.80%
Access Flex Bear High Yield Fund - Investor Class	1,000.00	1,017.36	7.50	1.50%
Access Flex Bear High Yield Fund - Service Class	1,000.00	1,012.40	12.47	2.50%
Access Flex Bear High Yield Fund - Class A	1,000.00	1,016.12	8.75	1.75%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

iii

This Page Intentionally Left Blank

ACCESS ONE TRUST Access Flex High Yield Fund (unaudited)	Schedule of Portfolio Investments April 30, 2007

U.S. Treasury Obligations (75.6%)
	Principal
	Amount	Value

U.S. Treasury Notes, 4.50%, 4/30/12	$58,580,000	$58,547,964

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $58,342,134)		58,547,964

Repurchase Agreements (24.2%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $18,725,668 (Collateralized by $18,630,000 of various U.S. Government Agency Obligations, 2.50%-7.625%, 5/15/07-11/13/09, market value $19,101,933)	18,723,000	18,723,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,723,000)		18,723,000

TOTAL INVESTMENT SECURITIES
(Cost $77,065,134)—99.8%		77,270,964
Net other assets (liabilities)—0.2%		142,782

NET ASSETS—100.0%		$77,413,746

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Credit Default Swap Agreements
	Notional	Buy/Sell	Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain (Loss)

CDX North American High Yield Swap; Series 8	$30,500,000	Sell	2.75%	6/20/12	$146,028
CDX North American High Yield Swap; Series 8	27,000,000	Sell	2.75%	6/20/12	132,009
CDX North American High Yield Swap; Series 8	20,000,000	Sell	2.75%	6/20/12	97,784

					$375,821

See accompanying notes to the financial statements.

ACCESS ONE TRUST Access Flex Bear High Yield Fund (unaudited)	Schedule of Portfolio Investments April 30, 2007

Repurchase Agreements (111.9%)
	Principal
	Amount	Value

UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $207,284,534 (Collateralized by $210,840,000 of various U.S. Government Agency Obligations, 4.125%-5.50%, 7/11/07-2/22/12, market value $211,404,169)	$207,255,000	$207,255,000

TOTAL REPURCHASE AGREEMENTS
(Cost $207,255,000)		207,255,000

TOTAL INVESTMENT SECURITIES
(Cost $207,255,000)—111.9%		207,255,000
Net other assets (liabilities)—(11.9)%		(22,090,273)

NET ASSETS—100.0%		$185,164,727

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Total Return Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 5-year U.S. Treasury Note (4.50% due 4/30/12) expiring 4/30/12	$(140,023,383)	$(543,643)

Credit Default Swap Agreements
	Notional	Buy/Sell	Pay	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain (Loss)

CDX North American High Yield Swap; Series 8	$(71,200,000)	Buy	2.75%	6/20/12	$(374,085)
CDX North American High Yield Swap; Series 8	(59,500,000)	Buy	2.75%	6/20/12	(303,895)
CDX North American High Yield Swap; Series 8	(54,200,000)	Buy	2.75%	6/20/12	(277,982)

					$(955,962)

See accompanying notes to the financial statements.

ACCESS ONE TRUST April 30, 2007 (unaudited)
Statements of Assets and Liabilities
	Access Flex	Access Flex
	High Yield	Bear High Yield
	Fund	Fund

Assets:
Securities, at cost	$58,342,134	$—

Securities, at value	58,547,964	—
Repurchase agreements, at cost	18,723,000	207,255,000

Total Investment Securities	77,270,964	207,255,000
Cash	933	952
Interest receivable	9,831	29,534
Receivable for credit default swap agreements sold	3,094	—
Receivable for capital shares issued	102,854	363,091
Unrealized gain on credit default swap agreements (premiums paid $21,250; $0, respectively)	375,821	—
Prepaid expenses	28,058	29,998

Total Assets	77,791,555	207,678,575

Liabilities:
Payable for credit default swap agreements purchased	—	78,071
Payable for capital shares redeemed	157,950	20,487,392
Unrealized loss on total return swap agreements	—	543,643
Unrealized loss on credit default swap agreements (premiums received $0; $18,594, respectively)	—	955,962
Advisory fees payable	52,092	135,619
Management services fees payable	10,418	27,124
Administration fees payable	2,285	5,946
Distribution and service fees payable—Service Class	8,332	9,447
Distribution and service fees payable—Class A	627	8
Trustee fees payable	98	85
Transfer agency fees payable	40,971	65,717
Fund accounting fees payable	3,040	7,909
Compliance services fees payable	812	1,606
Service fees payable	1,467	3,816
Other accrued expenses	99,717	191,503

Total Liabilities	377,809	22,513,848

Net Assets	$77,413,746	$185,164,727

Net Assets consist of:
Capital	$78,491,684	$196,725,630
Accumulated net investment income (loss)	(2,211,303)	4,548,668
Accumulated net realized gains (losses) on investments	572,964	(14,628,560)
Net unrealized appreciation (depreciation) on investments	560,401	(1,481,011)

Net Assets	$77,413,746	$185,164,727

Investor Class:
Net Assets	$64,360,226	$173,737,372
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,185,521	6,473,521
Net Asset Value (offering and redemption price per share)	$29.45	$26.84

Service Class:
Net Assets	$10,058,928	$11,387,806
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	341,028	433,471
Net Asset Value (offering and redemption price per share)	$29.50	$26.27

Class A:
Net Assets	$2,994,592	$39,549
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	100,834	1,482
Net Asset Value (redemption price per share)(a)	$29.70	$26.69

Maximum Sales Charge	4.75%	4.75%

Maximum offering price per share (100%/(100%—Maximum Sales Charge) of
Net Asset Value Adjusted to the nearest cent per share)	$31.18	$28.02

(a)
Redemption price per share may vary for certain purchases of Class A shares that are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

See accompanying notes to the financial statements.

ACCESS ONE TRUST For the Six Months Ended April 30, 2007 (unaudited)

Statements of Operations
	Access Flex	Access Flex
	High Yield	Bear High Yield
	Fund	Fund

Investment Income:
Interest	$2,178,276	$3,842,679

Expenses:
Advisory fees	350,664	536,899
Management services fees	70,133	107,380
Administration fees	15,934	30,040
Distribution and service fees—Service Class	61,932	56,770
Distribution and service fees—Class A	5,153	79
Transfer agency fees	63,575	82,974
Administrative services fees	79,401	124,330
Registration and filing fees	29,250	25,500
Custody fees	11,432	11,993
Fund accounting fees	20,479	30,246
Trustee fees	1,217	1,513
Compliance services fees	804	1,354
Service fees	9,514	14,224
Other fees	72,250	107,114

Total Expenses	791,738	1,130,416

Net Investment Income (Loss)	1,386,538	2,712,263

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(89,488)	—
Net realized gains (losses) on swap agreements	3,948,400	(6,239,224)
Change in net unrealized appreciation/depreciation on investments	(978,048)	583,541

Net Realized and Unrealized Gains (Losses) on Investments	2,880,864	(5,655,683)

Change in Net Assets Resulting from Operations	$4,267,402	$(2,943,420)

See accompanying notes to the financial statements.

ACCESS ONE TRUST

Statements of Changes in Net Assets

	Access Flex High Yield Fund		Access Flex Bear High Yield Fund

	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2007	October 31, 2006	April 30, 2007	October 31, 2006
	(unaudited)		(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,386,538	$2,408,567	$2,712,263	$3,497,438
Net realized gains (losses) on investments	3,858,912	2,996,676	(6,239,224)	(10,100,419)
Change in net unrealized appreciation/
depreciation on investments	(978,048)	1,603,919	583,541	(1,465,390)

Change in net assets resulting from
operations	4,267,402	7,009,162	(2,943,420)	(8,068,371)

Distributions to Shareholders From:
Net investment income
Investor Class	(1,185,132)	(2,021,448)	—	—
Service Class	(144,250)	(302,453)	—	—
Class A	(57,156)	(84,666)	—	—
In excess of net investment income
Investor Class	(726,900)	(2,370,212)	—	—
Service Class	(88,475)	(354,637)	—	—
Class A	(35,054)	(99,275)	—	—
Return of capital
Investor Class	—	(26,321)	—	—
Service Class	—	(3,938)	—	—
Class A	—	(1,102)	—	—
Net realized gains on investments
Investor Class	—	(2,196,286)	—	—
Service Class	—	(110,153)	—	—

Change in net assets resulting from
distributions	(2,236,967)	(7,570,491)	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	159,374,949	555,072,253	205,622,136	243,264,027
Service Class	13,175,485	74,325,692	1,637,529	33,420,784
Class A	39	9,472,447	572	533,369
Dividends reinvested
Investor Class	1,598,006	5,414,021	—	—
Service Class	223,073	762,517	—	—
Class A	92,130	185,043	—	—
Value of shares redeemed
Investor Class	(165,052,505)	(515,427,547)	(117,159,538)	(392,962,828)
Service Class	(12,971,486)	(65,716,103)	(1,441,755)	(26,474,361)
Class A	(2,181,931)	(4,718,384)	(144,096)	(342,888)

Change in net assets resulting from
capital transactions	(5,742,240)	59,369,939	88,514,848	(142,561,897)

Change in net assets	(3,711,805)	58,808,610	85,571,428	(150,630,268)
Net Assets:
Beginning of period	81,125,551	22,316,941	99,593,299	250,223,567

End of period	$77,413,746	$81,125,551	$185,164,727	$99,593,299

Accumulated net investment income (loss)	$(2,211,303)	$(1,360,874)	$4,548,668	$1,836,405

Share Transactions:
Issued
Investor Class	5,474,947	18,864,414	7,605,622	8,602,319
Service Class	454,487	2,560,892	61,649	1,184,832
Class A	1	334,093	—	18,870
Reinvested
Investor Class	55,318	187,898	—	—
Service Class	7,717	26,414	—	—
Class A	3,164	6,486	—	—
Redeemed
Investor Class	(5,674,736)	(17,472,256)	(4,350,654)	(13,903,221)
Service Class	(447,192)	(2,271,320)	(54,388)	(944,778)
Class A	(74,505)	(168,405)	(5,319)	(12,104)

Change in shares	(200,799)	2,068,216	3,256,910	(5,054,082)

See accompanying notes to the financial statements.

ACCESS ONE TRUST

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In Excess of Net Investment Income	Return of Capital	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Access Flex High Yield Fund
Six Months Ended April 30, 2007 (unaudited)	$28.66	0.45	1.04	1.49	(0.43)	(0.27)	—	—	(0.70)	$29.45	5.25	%(d)	1.55%	1.55%	3.11%	$ 64,360	762	%(d)
Year Ended October 31, 2006	$29.37	0.80	2.03	2.83	(1.41)	(1.64)	(0.02)	(0.47)	(3.54)	$28.66	10.30%		1.72%	1.72%	2.80%	$ 66,787	1,900%
December 17, 2004 through October 31, 2005(e),(f)	$30.00	0.42	(0.06)	0.36	(0.99)	—	—	—	(0.99)	$29.37	1.30	%(d)	2.86%	1.95%	1.63%	$ 22,023	2,542	%(d)
Access Flex Bear High Yield Fund
Six Months Ended April 30, 2007 (unaudited)	$27.33	0.52	(1.01)	(0.49)	—	—	—	—	—	$26.84	(1.79	)%(d)	1.50%	1.50%	3.87%	$173,737	—	(d)
Year Ended October 31, 2006	$28.75	0.90	(2.32)	(1.42)	—	—	—	—	—	$27.33	(4.94)%		1.57%	1.57%	3.18%	$ 87,950	—
April 27, 2005 through October 31, 2005(e)	$30.00	0.24	(1.49)	(1.25)	—	—	—	—	—	$28.75	(4.17	)%(d)	1.92%	1.92%	1.61%	$244,904	—	(d)

(a)	Per share net investment income (loss) has been calculated using the daily average shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)	There was no significant income earned or expenses incurred from the date of initial capitalization (December 15, 2004) to the date of public offering (December 17, 2004).

See accompanying notes to the financial statements.

ACCESS ONE TRUST

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In Excess of Net Investment Income	Return of Capital	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Access Flex High Yield Fund
Six Months Ended April 30, 2007 (unaudited)	$28.72	0.30	1.04	1.34	(0.35)	(0.21)	—	—	(0.56)	$29.50	4.72	%(d)	2.55%	2.55%	2.11%	$10,059	762	%(d)
Year Ended October 31, 2006	$29.27	0.51	2.22	2.73	(1.28)	(1.51)	(0.02)	(0.47)	(3.28)	$28.72	9.99%		2.72%	2.72%	1.80%	$ 9,363	1,900%
December 17, 2004 through October 31, 2005(e),(f)	$30.00	0.16	(0.14)	0.02	(0.75)	—	—	—	(0.75)	$29.27	0.13	%(d)	3.86%	2.95%	0.63%	$ 294	2,542	%(d)
Access Flex Bear High Yield Fund
Six Months Ended April 30, 2007 (unaudited)	$26.88	0.39	(1.00)	(0.61)	—	—	—	—	—	$26.27	(2.27	)%(d)	2.50%	2.50%	2.87%	$11,388	—	(d)
Year Ended October 31, 2006	$28.57	0.62	(2.31)	(1.69)	—	—	—	—	—	$27.88	(5.92)%		2.57%	2.57%	2.18%	$11,458	—
April 27, 2005 through October 31, 2005(e)	$30.00	0.09	(1.52)	(1.43)	—	—	—	—	—	$28.57	(4.77	)%(d)	2.92%	2.92%	0.61%	$ 5,318	—	(d)

(a)	Per share net investment income (loss) has been calculated using the daily average shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)	There was no significant income earned or expenses incurred from the date of initial capitalization (December 15, 2004) to the date of public offering (December 17, 2004).

See accompanying notes to the financial statements.

ACCESS ONE TRUST

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data

Class A	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In Excess of Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Access Flex High Yield Fund
Six Months Ended April 30, 2007 (unaudited)	$28.90	0.41	1.05	1.46	(0.41)	(0.25)	—	(0.66)	$29.70	5.11	%(d)	1.80%	1.80%	2.86%	$2,995	765	%(d)
July 3, 2006 through October 31, 2006(e)	$28.25	0.77	1.07	1.84	(0.55)	(0.62)	(0.02)	(1.19)	$28.90	6.58	%(d)	1.97%	1.97%	2.55%	$4,976	1,900	%(d)
Access Flex Bear High Yield Fund
Six Months Ended April 30, 2007 (unaudited)	$27.20	0.48	(0.99)	(0.51)	—	—	—	—	$26.69	(1.87	)%(d)	1.75%	1.75%	3.62%	$ 40	—	%(d)
Year Ended October 31, 2006	$28.63	0.83	(2.36)	(1.53)	—	—	—	—	$27.20	(5.53	)%(d)	1.82%	1.82%	2.93%	$ 185	—	%(d)
September 8, 2005 through October 31, 2005(e)	$28.71	0.06	(0.04)	(0.02)	—	—	—	—	$28.73	0.07	%(d)	2.19%	2.19%	1.40%	$1,001	—	%(d)

(a)	Per share net investment income (loss) has been calculated using the daily average shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

ACCESS ONE TRUST

Notes to Financial Statements
April 30, 2007
(unaudited)

1.	Organization

The Access One Trust (the “Trust”) is a Delaware statutory trust organized on July 29, 2004 and is registered as an openend management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Access Flex High Yield Fund and Access Flex Bear High Yield Fund (collectively, the “Funds” and individually a “Fund”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. Each Fund offers three classes of shares: Investor Class, Service Class and Class A.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s and Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a Fund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the Funds will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the Funds’ custodian. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2007
(unaudited)

Short Sales

The Funds may engage in short sales. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of April 30, 2007, there were no open short position securities.

When-Issued and Delayed-Delivery Securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of April 30, 2007, the Funds did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The Funds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Credit default swaps (“CDSs”) are bilateral financial contracts that transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted debt obligation.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2007
(unaudited)

When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The Fund expects that new (“on-the run”) CDS issues will become available periodically. As such the Fund does not expect to hold these contracts to maturity; rather it expects to periodically “roll” all positions to the typically more liquid newer issues.

CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as “unrealized gain or loss on credit default swap agreements”. Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments.

In addition to being exposed to the credit risk of the underlying reference entity, CDSs are subject to counterparty risk, market risk and interest rate risk. CDSs utilized by the Funds may not perform as expected or in a manner similar to the high yield bond markets.

In a “long” total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long total return swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Total return swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess is maintained in a segregated account by a Fund’s custodian. Until a total return swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Access Flex Bear High Yield Fund may enter into total return swap agreements that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms, which is a party to a swap agreement, is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities as indicated on the Schedules of Portfolio Investments of each particular Fund.

Investment Transactions and Related Income

Investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the two active Funds included in this report, ProFund Advisors LLC serves as the investment advisor for the one active Fund in the Access One Trust not included in this report and each of the Funds in the ProFunds Trust and ProShares Trust.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis. Expenses which are attributable to the funds of the Access One and ProFunds Trust are allocated across the Access One and ProFunds Trust based upon relative net assets or another reasonable basis.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2007
(unaudited)

The investment income and expenses of a Fund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

The Access Flex High Yield Fund intends to declare and distribute net investment income at least quarterly. The Access Flex Bear High Yield Fund intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, differing treatment on swap agreements, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on swap agreements) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the Funds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds intend to make timely distributions in order to avoid tax liability. The Funds have a tax year end of October 31st.

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

In July 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the period of determination. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements once adopted.

3.	Fees and Transactions with Affiliates

The Funds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Funds each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective Fund.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to BISYS by the Trust for support of the Funds’ Compliance Service Program. ProFunds Distributors, Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor. Under the Amended and Restated Distribution Agreement dated July 1, 2006, for providing the distribution entity and infrastructure related platform the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full pursuant to the Distribution and Shareholder Services Plan, it is contemplated that the Advisor, or an affiliate of the Advisor will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the Funds for which it receives additional fees. As transfer agent for the Funds, BISYS Fund Services Ohio, Inc. receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the Funds, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2007
(unaudited)

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Funds. For these services, each Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly fee as reflected on the Statements of Operations as “Service fees.”

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative service fees.”

Under a Distribution and Service Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Under the Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable Fund attributable to, or held in the name of the Authorized Firm for, its clients. The Funds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each Fund’s average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

During the period ended April 30, 2007, the Advisor, as an Authorized Firm, was reimbursed $5,337 for expenses incurred under the Plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Prior to January 1, 2007, each of the two Independent Trustees were compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trust. Effective January 1, 2007, the Trust, together with ProFunds Trust and ProShares Trust (other trusts in the Fund Complex advised by the Advisor or an affiliate) will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $65,000. Independent Trustees will also receive $3,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $1,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $38,000 ($76,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One Trust and ProShares Trust for the period ended April 30, 2007. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the Funds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Funds for the period listed below in order to limit the annual operating expenses as follows:

	For the Period			For the Period
	March 1, 2007			November 1, 2006
	Through			Through
	February 28, 2008			February 28, 2007

	Investor Class	Service Class	Class A	Investor Class	Service Class	Class A

Access Flex High Yield Fund	1.55%	2.55%	1.80%	1.95%	2.95%	2.20%
Access Flex Bear High Yield Fund	1.55%	2.55%	1.80%	1.95%	2.95%	2.20%

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2007
(unaudited)

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the Fund to exceed any expense limit for the applicable period. As of April 30, 2007, the recoupments that may potentially be made to the Advisor are as follows:

Expires 10/31/08

Access Flex High Yield Fund	$37,733

4.	Securities Transactions

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended April 30, 2007 were as follows:

	Purchases	Sales

Access Flex High Yield Fund	$531,004,222	$532,365,437

5.	Federal Income Tax Information

As of the latest tax year end of October 31, 2006, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2013	Expires 2014	Total

Access Flex High Yield Fund	$3,269,591	$16,357	$3,285,948
Access Flex Bear High Yield Fund	2,713,032	5,676,304	8,389,336

The tax character of dividends paid to shareholders during the latest tax year ended October 31, 2006, were as follows:

					Total
	Ordinary	Net Long-Term	Total Taxable	Tax Return	Distributions
	Income	Gains	Distributions	of Capital	Paid

Access Flex High Yield Fund	$7,539,130	$—	$7,539,130	$31,361	$7,570,491

As of the latest tax year end of October 31, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

Access Flex High Yield Fund	$—	$—	$—	$(3,285,948)	$177,575	$(3,108,373)
Access Flex Bear High Yield Fund	—	—	—	(8,389,337)	(228,146)	(8,617,483)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending October 31, 2007.

At April 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Access Flex High Yield Fund	$77,065,134	$205,830	$—	$205,830
Access Flex Bear High Yield Fund	207,255,000	—	—	—

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Access Funds

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Individual Investors Only: 1-888-776-3637
Institutions and Financial Professionals Only: 1-888-776-5717

Website Address
www.accesshighyield.com

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.accesshighyield.com.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Access One Trust's website at http://www.accesshighyield.com; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov. If applicable, information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Access One Trust's website at http://www.accesshighyield.com; and (iii) on the Commission's website at http://www.sec.gov.

Access One Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Access Funds are distributed by ProFunds Distributors, Inc.

04/07

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Access One Trust

By (Signature and Title)*  /s/ Troy A. Sheets
                                              Troy A. Sheets, Treasurer and Principal Financial Officer

Date       July 2, 2007

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Louis M. Mayberg
                                              Louis M. Mayberg, President and Principal Executive Officer

Date       July 2, 2007

By (Signature and Title)*  /s/ Troy A. Sheets
                                              Troy A. Sheets, Treasurer and Principal Financial Officer

Date       July 2, 2007

* Print the name and title of each signing officer under his or her signature.